COMPOSITE BOND & STOCK FUND
                         COMPOSITE GROWTH & INCOME FUND
                            COMPOSITE NORTHWEST FUND


REVISION DATED JUNE 18, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 1997

The following paragraph is added in the section titled "General Information":


Portfolio Manager Commentary

In communications with the public, portfolio managers may discuss the economic outlook for each Fund, which might include a discussion of specific securities in which the Fund may invest, and/or specific characteristics of each investment portfolio.